As filed with the Securities and Exchange Commission on October 15, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-21715

NEUBERGER BERMAN ALTERNATIVE FUNDS
Formerly known as Neuberger Berman Institutional Liquidity Funds
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Alternative Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2011
Date of reporting period: July 1, 2009 to June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (s.s. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

Item 1. Proxy Voting Record.

No proxies were received from July 1, 2009 to August 14, 2009 for Treasury Fund.  After August 14, 2009, the Registrant had no operational series.  Accordingly, the Registrant had no information to report for the period from August 14, 2009 to June 30, 2010.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: October 14, 2010